Fair Value, Level 3 Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative assets
Balance at beginning of period	$ 2,816
Additions from the Acquisition		$ 4,529
Settlements	(79,360)	(26,157)
Realized gains recorded in earnings	76,544	21,628
Unrealized gains recorded in earnings	276	2,816
Balance at end of period	$ 276	$ 2,816